Intangible Assets, Net (Details) - Schedule of Amortization Expenses - CNY (¥) ¥ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Amortization expenses
Year ending September 30, 2023	¥ 6,002
Year ending September 30, 2024	3,734
Year ending September 30, 2025	1,588
Year ending September 30, 2026	829
Year ending September 30, 2027 and thereafter	1,322
Amortization expenses for the five years	¥ 13,475	¥ 152,464